Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	December 31, 2023	December 31, 2022
	EUR	EUR
Trade receivables – outside parties	553,750	31,660
Trade receivables – related parties	11,433	-
Other receivables – outside parties	-	592
Other receivables – related parties	-	4,409
	565,183	36,661